COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Base rent	$ 3,613	$ 3,814	$ 3,443
Straight-line rent	133	115	116
Lease termination	27	44	55
Other lease income	627	612	623
Other revenue from tenants	997	1,106	806
Total commercial property revenue	5,397	5,691	$ 5,043
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	25,348	26,310
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,332	3,191
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	10,800	11,030
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 11,216	$ 12,089
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years